Loans from a Related Party, a Cost Investment Investee (Tables)	12 Months Ended
Dec. 31, 2017
Cost Method Investment/ Loans from a Related Party, a Cost Investment Investee [Abstract]
Schedule of loans from a cost-basis investment
Lender name	Interest rate	Term	December 31, 2017	December 31, 2016
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$3,841,787	$3,599,831
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,305,072	2,159,899
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,536,715	1,439,932
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,683,572	7,199,662
Total loans from a cost investment investee			$15,367,146	$14,399,324